GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2015
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET
NOTE 6:-	GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.	Goodwill:

Changes in goodwill during the years ended December 31, 2015 and 2014 are as follows:

	December 31,
	2015	2014

Goodwill, beginning of year	$17,467	$17,748
Revaluation (foreign currency exchange differences)	(207)	(281)
Acquisition of Appfluent	13,720	-

Goodwill, end of year	$30,980	$17,467

b.	Other intangible assets, net:

Net other intangible assets consisted of the following:

	Weighted average amortization period	December 31,
	(years)	2015	2014
Original amount:
Core technology	5.56	$13,384	$7,034
Customers relationship	6.86	1,981	1,599
Non-Competition agreement	4	224	224

		15,589	8,857
Accumulated amortization:
Core technology		4,834	2,315
Customers relationship		1,371	1,084
Non-Competition agreement		112	56

		6,317	3,455
Other Intangible assets ,net:
Core technology		8,550	4,719
Customers relationship		610	515
Non-Competition agreement		112	168

		$9,272	$5,402

The estimated future amortization expense of other intangible assets as of December 31, 2015 for the years ending:

Year ending December 31,
2016	$2,787
2017	2,414
2018	1,990
2019	1,717
Thereafter	364

$9,272